FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Balance		$ 271,728,922	$ 241,656,490	$ 206,768,070
Net income		92,841,128	43,493,756	12,956,889
Share-based compensation		4,200,273	2,702,089	3,687,951
Option Exercised		$ 2,765,418	1,051,586	275,783
Option Exercised, shares		5,596,050
Follow-on equity offering, net of issuance costs of $2,033,041	$ 28,000,000			27,996,959
Follow-on equity offering, net of issuance costs of $2,033,041, Shares	38,500,000
Repurchase of ordinary shares				(1,350,164)
Capital injection from non-controlling Shareholders				2,516,457
Restricted shares vested
Balance		394,528,067	271,728,922	241,656,490
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 26,532	$ 26,320	$ 22,358
Balance, shares		262,956,278	260,836,578	223,577,853
Share-based compensation
Option Exercised		$ 560	$ 212	$ 112
Option Exercised, shares		5,596,050	2,119,700	1,115,625
Follow-on equity offering, net of issuance costs of $2,033,041				$ 3,850
Follow-on equity offering, net of issuance costs of $2,033,041, Shares				38,500,000
Repurchase of ordinary shares
Repurchase of ordinary shares, Shares				(2,356,900)
Capital injection from non-controlling Shareholders
Restricted shares vested		$ 236
Restricted shares vested, Shares		2,366,374
Balance		$ 27,328	$ 26,532	$ 26,320
Balance, shares		270,918,702	262,956,278	260,836,578
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ (1,748,836)	$ (1,748,836)	$ (398,672)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $2,033,041
Repurchase of ordinary shares				(1,350,164)
Capital injection from non-controlling Shareholders
Restricted shares vested
Balance		(1,748,836)	(1,748,836)	(1,748,836)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		240,111,533	236,358,070	203,125,494
Share-based compensation		4,200,273	2,702,089	3,687,951
Option Exercised		2,764,858	1,051,374	275,671
Follow-on equity offering, net of issuance costs of $2,033,041				27,993,109
Repurchase of ordinary shares
Capital injection from non-controlling Shareholders				1,275,845
Restricted shares vested		(236)
Balance		247,076,428	240,111,533	236,358,070
Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		40,432,352	(3,061,404)	(16,018,293)
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $2,033,041
Repurchase of ordinary shares
Capital injection from non-controlling Shareholders
Restricted shares vested
Balance		133,273,480	40,432,352	(3,061,404)
Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		(8,721,820)	8,780,313	20,037,183
Share-based compensation
Option Exercised
Follow-on equity offering, net of issuance costs of $2,033,041
Repurchase of ordinary shares
Capital injection from non-controlling Shareholders
Restricted shares vested
Balance		13,107,187	(8,721,820)	8,780,313
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		270,099,761	240,354,463	206,768,070
Net income		92,841,128	43,493,756	12,956,889
Other comprehensive loss		21,829,007	(17,502,133)	(11,256,870)
Share-based compensation		4,200,273	2,702,089	3,687,951
Option Exercised		2,765,418	1,051,586	275,783
Follow-on equity offering, net of issuance costs of $2,033,041				27,996,959
Repurchase of ordinary shares				(1,350,164)
Capital injection from non-controlling Shareholders				1,275,845
Balance		391,735,587	270,099,761	240,354,463
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ 26,532	$ 26,320	$ 22,358
Balance, shares		262,956,278	260,836,578	223,577,853
Option Exercised		$ 560	$ 212	$ 112
Option Exercised, shares		5,596,050	2,119,700	1,115,625
Follow-on equity offering, net of issuance costs of $2,033,041				$ 3,850
Follow-on equity offering, net of issuance costs of $2,033,041, Shares				38,500,000
Repurchase of ordinary shares, Shares				(2,356,900)
Restricted shares vested		$ 236
Restricted shares vested, Shares		2,366,374
Balance		$ 27,328	$ 26,532	$ 26,320
Balance, shares		270,918,702	262,956,278	260,836,578
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		$ (1,748,836)	$ (1,748,836)	$ (398,672)
Repurchase of ordinary shares				(1,350,164)
Balance		(1,748,836)	(1,748,836)	(1,748,836)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		240,111,533	236,358,070	203,125,494
Share-based compensation		4,200,273	2,702,089	3,687,951
Option Exercised		2,764,858	1,051,374	275,671
Follow-on equity offering, net of issuance costs of $2,033,041				27,993,109
Capital injection from non-controlling Shareholders				1,275,845
Restricted shares vested		(236)
Balance		247,076,428	240,111,533	236,358,070
Parent Company [Member] | Retained earnings (accumulated losses) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		40,432,352	(3,061,404)	(16,018,293)
Net income		92,841,128	43,493,756	12,956,889
Balance		133,273,480	40,432,352	(3,061,404)
Parent Company [Member] | Accumulated other comprehensive income (loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Balance		(8,721,820)	8,780,313	20,037,183
Other comprehensive loss		21,829,007	(17,502,133)	(11,256,870)
Balance		$ 13,107,187	$ (8,721,820)	$ 8,780,313